Exhibit 1.Consolidated subsidiaries, associates, and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Exhibit 1. Consolidated subsidiaries, associates, and joint ventures
Disclosure of interests in subsidiaries

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Subsidiaries
Refinería de Cartagena S.A.S.	US Dollar	100%	Refining of hydrocarbons, commercialization and distribution of products	Colombia	Colombia	27,050,693	2,871,807	43,624,345	16,573,652
Cenit transporte y logística de hidrocarburos S.A.S.	Colombian Peso	100%	Storage and transport by pipelines of hydrocarbons	Colombia	Colombia	17,213,132	4,584,958	19,560,744	2,347,612
Ecopetrol Global Energy S.L.U.	US Dollar	100%	Investment Vehicle	Spain	Spain	16,066,888	751,378	16,067,277	389
Oleoducto Central S.A.S - Ocensa	US Dollar	72.65%	Transportation by crude oil pipelines	Colombia	Colombia	4,878,286	2,838,743	8,706,108	3,827,822
Hocol Petroleum Limited.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	5,215,029	605,044	5,215,238	209
Ecopetrol América LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	2,547,392	(154,690)	3,298,838	751,446
Hocol S.A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Cayman Islands	Colombia	4,615,488	608,858	6,772,497	2,157,009
Esenttia S.A.	US Dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	3,047,356	188,561	3,678,832	631,476
Ecopetrol Capital AG	US Dollar	100%	Collection of surpluses from, and providing funds to, companies of Ecopetrol Business Group	Switzerland	Switzerland	3,196,506	255,926	11,473,594	8,277,088
Oleoducto Bicentenario de Colombia S.A.S.	Colombian Peso	100%	Transportation by crude oil pipelines	Colombia	Colombia	1,349,368	218,102	2,249,766	900,398
Oleoducto de Colombia S. A. – ODC	Colombian Peso	73%	Transportation by crude oil pipelines	Colombia	Colombia	486,729	426,614	787,802	301,073
Black Gold Re Ltd.	US Dollar	100%	Reinsurer for companies of Ecopetrol Business Group	Bermuda	Bermuda	1,243,639	46,795	1,548,991	305,352
Andean Chemicals Ltd.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	2,162,912	119,383	2,163,316	404
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian Peso	65%	Transportation by crude oil pipelines	Panama	Colombia	824,251	515,817	1,414,330	590,079
Interconexión Eléctrica S.A. E.S.P	Colombian Peso	51.41%	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.	Colombia	Latin-America	29,550,372	2,202,581	78,733,852	49,183,480

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A.	Colombian Peso	51.88%	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia	Colombia	Colombia	616,330	283,885	663,786	47,456
Alcanos de Colombia S.A. E.S.P. (1)	Colombian Peso	29.61%	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.	Colombia	Colombia	393,197	131,102	814,660	421,463
Metrogas de Colombia S.A E.S.P. (1)	Colombian Peso	33.49%	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.	Colombia	Colombia	67,772	17,047	136,167	68,395
Gases del Oriente S.A. E.S.P. (1)	Colombian Peso	48.50%	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.	Colombia	Colombia	123,247	44,925	216,319	93,072
Promotora de Gases del Sur S.A. E.S.P. (1)	Colombian Peso	31.44%	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.	Colombia	Colombia	64,031	28,470	91,463	27,432
Combustibles Líquidos de Colombia S.A E.S.P. (1)	Colombian Peso	41.61%	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.	Colombia	Colombia	60,408	1,444	84,213	23,805

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Ecopetrol USA Inc.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	13,849,664	1,235,087	13,872,872	23,208
Ecopetrol Permian LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	8,999,442	1,357,066	9,875,481	876,039
Ecopetrol Oleo é Gas do Brazil Ltda.	Real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	2,093,147	(462,646)	2,313,440	220,293
Esenttia Masterbatch Ltda.	Colombian Peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	445,118	290,672	584,869	139,751
Ecopetrol del Perú S. A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	71,668	(2,129)	75,229	3,561
ECP Hidrocarburos de México S.A. de C.V.	US Dollar	100%	Offshore exploration	Mexico	Mexico	52,677	(17,473)	59,826	7,149
Ecopetrol Costa Afuera S.A.S.	Colombian Peso	100%	Offshore exploration	Colombia	Colombia	12,964	(483)	13,130	166
Esenttia Resinas del Peru SAC	US Dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	17,486	2,232	40,417	22,931
Topili Servicios Administrativos S de RL De CV.	Mexican Peso	100%	Specialized management services	Mexico	Mexico	5	(48)	25	20
Kalixpan Servicios Técnicos S de RL De CV.	Mexican Peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	53	(46)	58	5
Ecopetrol US Trading LLC	US Dollar	100%	International trading of crude oil and refined products	United States	United States	—	—	—	—
Ecopetrol Singapore PTE. LTD	Singapore dollar	100%	Holding company with investment in an international trading company for crude oil and refined products	Singapore	Asia	240,841	222,548	241,043	202
Ecopetrol Trading Asia PTE. LTD	Singapore dollar	100%	International trading of crude oil and refined products	Singapore	Asia	241,032	222,727	2,862,371	2,621,339

Disclosure of interests in associates and joint ventures

		Ownership			Geographic
	Functional	interest		Country/	area of		Profit (loss) of		Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	Total assets	liabilities
Associates
Serviport S.A. (2)	Colombian Peso	49%	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections, and load measurements	Colombia	Colombia	16,589	(653)	38,776	22,187
Sociedad Portuaria Olefinas y Derivados S.A. (3)	Colombian Peso	50%	Construction, use, maintenance and administration of port facilities, ports, private docks.	Colombia	Colombia	5,362	1,323	8,940	3,578
Joint Ventures
Equion Energía Limited	US Dollar	51%	Exploration and exploitation of hydrocarbons	United Kingdom	Colombia	1,639,264	50,783	1,711,972	72,708
Ecodiesel Colombia S.A. (3)	Colombian Peso	50%	Production, trading, and distribution of biofuels and oleochemicals	Colombia	Colombia	109,229	77,729	248,791	139,562

		Ownership			Geographic		Profit
		interest		Country/	area of		(loss) of
Company	Functional currency	ISA	Activity	Domicile	operations	Equity	the year	Assets	Liabilities
Subsidiaries Interconexión Eléctrica S.A. ESP
Consorcio Transmantaro	US Dollar	60.00%	Electric power	Peru	Peru	2,272,947	307,699	9,085,357	6,812,410
Interligação Eléctrica Evrecy	Brazilian real	35.82%	Electric power	Brazil	Brazil	243,025	(48,856)	267,247	24,222
Fundo de Investimento Assis	Brazilian real	35.81%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	37,107	7,562	37,107	—
Fundo de Investimento Barra Bonita Renda Fixa Referenciado	Brazilian real	35.73%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	13,197	3,651	13,197	—
Fundo de Investimento Referenciado di Bandeirantes	Brazilian real	27.68%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	250,436	29,441	250,436	—
Fundo de Investimento Xavantes Referenciado di	Brazilian real	17.54%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	538,537	55,264	538,537	—
Interconexiones Viales	Chilean peso	65.00%	Roads concessions	Chile	Chile	3,380	(2,935)	3,901	521
Interligação Elétrica Aguapeí	Brazilian real	35.82%	Electric power	Brazil	Brazil	582,138	88,602	654,581	72,443
Interligação Elétrica Biguaçu	Brazilian real	35.82%	Electric power	Brazil	Brazil	399,587	35,053	476,172	76,585
Interligação Elétrica De Minas Gerais	Brazilian real	35.82%	Electric power	Brazil	Brazil	372,475	(27,636)	410,106	37,631
Interligação Elétrica Itapura	Brazilian real	35.82%	Electric power	Brazil	Brazil	163,809	25,988	176,625	12,816
Interligação Elétrica Itaquerê	Brazilian real	35.82%	Electric power	Brazil	Brazil	510,426	59,930	592,065	81,639
Interligação Elétrica Itaúnes	Brazilian real	35.82%	Electric power	Brazil	Brazil	462,427	23,425	499,955	37,528
Interligação Elétrica Norte E Nordeste	Brazilian real	35.82%	Electric power	Brazil	Brazil	338,101	38,685	485,124	147,023
Interligação Elétrica Pinheiros	Brazilian real	35.82%	Electric power	Brazil	Brazil	56,620	62,687	69,231	12,611
Interligação Elétrica Riacho Grande	Brazilian real	35.82%	Electric power	Brazil	Brazil	87,708	(721)	98,771	11,063
Interligação Elétrica Serra Do Japi	Brazilian real	35.82%	Electric power	Brazil	Brazil	384,866	62,833	432,753	47,887
Interligação Elétrica Sul	Brazilian real	35.82%	Electric power	Brazil	Brazil	204,438	12,193	232,392	27,954
Interligação Elétrica Tibagi	Brazilian real	35.82%	Electric power	Brazil	Brazil	222,671	19,465	257,165	34,494
Internexa	Colombian peso	99.42%	Telecommunications and ICT	Colombia	Colombia	125,935	(92,594)	607,744	481,809
Transamerican Telecomunication S.A.	US Dollar	99.42%	Telecommunications and ICT	Argentina	Argentina	21,152	(3,278)	45,400	24,248
Internexa Brasil Operadora de Telecomunicações	Brazilian real	99.42%	Telecommunications and ICT	Brazil	Brazil	28,195	(114,568)	253,014	224,819
Internexa Chile	Chilean peso	98.43%	Telecommunications and ICT	Chile	Chile	34,332	7,098	100,853	66,521

		Ownership			Geographic		Profit
		interest		Country/	area of		(loss) of
Company	Functional currency	ISA	Activity	Domicile	operations	Equity	the year	Assets	Liabilities
Subsidiaries Interconexión Eléctrica S.A. ESP
Interligação Elétrica JAGUAR 6 S.A.	Brazilian real	35.82%	Electric power	Brazil	Brazil	224,245	1,775	237,516	13,271
Interligação Elétrica JAGUAR 8 S.A.	Brazilian real	35.82%	Electric power	Brazil	Brazil	97,020	1,833	103,999	6,979
Interligação Elétrica JAGUAR 9 S.A.	Brazilian real	35.82%	Electric power	Brazil	Brazil	388,824	7,930	432,420	43,596
Internexa Participações	Brazilian real	99.42%	Investment Vehicle	Brazil	Brazil	23,221	(99,644)	24,430	1,209
Internexa Peru	US Dollar	99.42%	Telecommunications and ICT	Peru	Peru	52,265	(4,307)	376,626	324,361
ISA Bolivia	US Dollar	100.00%	Electric power	Bolivia	Bolivia	140,414	10,976	155,384	14,970
ISA Capital Do Brazil	Brazilian real	100.00%	Investment Vehicle	Brazil	Brazil	5,373,693	650,721	5,606,854	233,161
ISA CTEEP	Brazilian real	35.82%	Electric power	Brazil	Brazil	14,914,001	1,861,300	28,831,572	13,917,571
ISA Interchile	US Dollar	100.00%	Electric power	Chile	Chile	1,493,203	(19,966)	7,374,469	5,881,266
ISA Intercolombia	Colombian peso	100.00%	Electric power	Colombia	Colombia	130,626	47,481	357,192	226,566
ISA Intervial Chile	Chilean peso	100.00%	Roads concessions	Chile	Chile	4,024,265	438,479	4,985,244	960,979
ISA Intervial Colombia	Colombian peso	100.00%	Roads concessions	Colombia	Colombia	587	20	587	—
ISA Inversiones Chile	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	1,949,226	(9,385)	1,954,212	4,986
ISA Inversiones Chile Vías SpA	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	4,025,954	438,012	4,025,954	—
ISA Inversiones Costera Chile	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	(211,407)	(76,363)	612,824	824,231
ISA Inversiones Tolten	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	39	(9)	39	—
ISA Investimentos E Participações	Brazilian real	100.00%	Investment Vehicle	Brazil	Brazil	1,152,834	163,525	1,152,949	115
ISA Peru	US Dollar	99.98%	Electric power	Peru	Peru	240,254	34,518	1,159,668	919,414
ISA REP	US Dollar	60.00%	Electric power	Peru	Peru	672,302	273,783	2,311,363	1,639,061
ISA Transelca	Colombian peso	100.00%	Electric power	Colombia	Colombia	1,002,878	222,945	1,788,873	785,995
Linear Systems RE	US dollar	100.00%	Other business	Bermudas	Bermudas	36,506	4,802	141,027	104,521
Proyectos de Infraestructura del Perú	US Dollar	100.00%	Electric power	Peru	Peru	15,289	2,254	114,879	99,590
Ruta Costera	Colombian peso	100.00%	Roads concessions	Colombia	Colombia	177,882	(11,404)	2,859,724	2,681,842
Ruta de La Araucanía	Chilean peso	100.00%	Roads concessions	Chile	Chile	432,393	76,332	905,688	473,295
Ruta de Los Ríos	Chilean peso	75.00%	Roads concessions	Chile	Chile	122,428	49,926	339,054	216,626
Ruta del Bosque	Chilean peso	100.00%	Roads concessions	Chile	Chile	106,522	(23,361)	150,803	44,281
Ruta del Loa	Chilean peso	100.00%	Roads concessions	Chile	Chile	324,504	50,506	1,121,725	797,221
Ruta del Maipo	Chilean peso	100.00%	Roads concessions	Chile	Chile	2,831,192	355,286	8,869,327	6,038,135
Ruta del Maule	Chilean peso	100.00%	Roads concessions	Chile	Chile	6,048	(4,561)	9,693	3,645
Sistemas Inteligentes en Red	Colombia peso	99.77%	Other business	Colombia	Colombia	10,472	2,868	19,885	9,413
XM	Colombian peso	99.73%	Electric power	Colombia	Colombia	45,336	10,873	306,304	260,968
Joint ventures Interconexión Eléctrica S.A. ESP
Interligação Elétrica do Madeira	Brazilian real	51.00%	Electric power	Brazil	Brazil	3,438,987	387,981	6,580,545	3,141,558
Interligação Elétrica Garanhuns	Brazilian real	51.00%	Electric power	Brazil	Brazil	985,789	161,864	1,369,603	383,814
Interligação Elétrica Paraguaçu	Brazilian real	50.00%	Electric power	Brazil	Brazil	1,016,496	135,684	1,530,815	514,319
Interligação Elétrica Aimorés	Brazilian real	50.00%	Electric power	Brazil	Brazil	671,186	110,769	1,014,426	343,240
Interligação Elétrica Ivaí	Brazilian real	50.00%	Electric power	Brazil	Brazil	795,707	33,388	3,706,984	2,911,277
Transmissora Aliança de Energia Elétrica	Brazilian real	14.88%	Electric power	Brazil	Brazil	6,091,281	1,252,974	14,319,223	8,227,942
Interconexión Eléctrica Colombia Panamá-Panamá	US Dollar	50.00%	Electric power	Panama	Panama	38,132	(31,996)	40,480	2,348
Interconexión Eléctrica Colombia Panamá Colombia	Colombia peso	1.17%	Electric power	Colombia	Colombia	267	(2)	268	1
Transnexa (4)	US Dollar	50.00%	Transport and telecommunications	Ecuador	Ecuador	—	—	—	—
Derivex	Colombia peso	40.46%	Manage the trading system for financial instruments derived from electricity	Colombia	Colombia	850	(873)	850	—
Parques del Río	Colombia peso	33.00%	Roads	Colombia	Colombia	102	(30)	102	—
Conexión Kimal Lo Aguirre S.A.	Chilena peso	33.33%	Electric power	Chile	Chile	507,690	776	631,392	123,702
Associates Interconexión Eléctrica S.A. ESP
ATP Tower Holdings	US Dollar	24.7%	Transport and telecommunications	United States	United States	1,850,384	(219,990)	4,551,118	2,700,734
(1)	Indirect participation through Inversiones de Gases de Colombia S.A. Invercolsa S.A.
(2)	Information available as of September 30, 2022, the investment of is fully impaired.
(3)	Information available as of November 30, 2022.
(4)	Transnexa is in the liquidation process and its investment has been impaired in its entirety.